Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,701,000
Previously Paid Amount	0.00
Total Fee Amount	413.52
Total Offset Amount	0.00
Net Fee	413.52
Narrative - Max Aggregate Offering Price	$ 2,701,000
Final Prospectus	true